Geographical Segment Information	9 Months Ended
Sep. 30, 2022
Geographical Segment Information

19.	Geographical Segment Information

During the nine months ended September 30, 2022 and 2021, the Company’s operations were in the resource industry in Bulgaria, and Turkey with head offices in the United States and a satellite office in Sofia, Bulgaria. The Company’s operating segments included, a head office in Canada, oil and gas operations in Turkey and oil and gas properties located in Bulgaria.

	Canada	Turkey	Bermuda	Bulgaria	Total
Revenue for the nine months ended September 30,
2022	$-	$3,589,368	$-	$-	$3,589,368
2021	$-	$2,837,024	$-	$-	$2,837,024
Non-current assets as at
September 30, 2022	$41,699	$11,565,531	$-	$3,146,176	$14,753,406
December 31, 2021	$-	$1,573,185	$-	$3,116,146	$4,689,331